UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05542

Name of Fund: BlackRock Income Trust, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Robert S. Kapito, President, BlackRock Income Trust, Inc.,
               40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (888) 825-2257

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 – 07/31/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2007
BlackRock Income Trust Inc. (BKT)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		LONG-TERM INVESTMENTS—138.7%
		Mortgage Pass-Through Securities—60.7%
		Federal Home Loan Mortgage Corp.,
$ 775	[1,2]	4.019%, 1/01/35	$765,572
806	[1,2]	4.934%, 10/01/34	796,681
9,405	[2]	5.50%, 12/01/21-3/01/22	9,290,249
28	[1]	6.01%, 11/01/17	27,886
70		6.50%, 5/01/29-5/01/30	71,581
18		8.00%, 11/01/15	18,283
—		8.50%, 3/01/08	46
130		9.00%, 9/01/20	138,971
		Federal National Mortgage Assoc.,
54,847	[2]	5.00%, 6/01/33-7/01/37	51,544,342
151,255	[2]	5.50%, 6/01/21-7/01/37	146,660,935
3,125		5.97%, 8/01/16	3,210,575
9,066	[2]	6.00%, 4/01/35-7/01/37	8,985,564
15,193	[2]	6.50%, 5/01/31-11/01/36	15,368,680
—		7.50%, 2/01/22	244
51		8.00%, 5/01/08-5/01/22	50,724
4		9.50%, 1/01/19-9/01/19	4,201
12,000		TBA, 6.00%, 8/14/37	11,889,374
		Government National Mortgage Assoc.,
38		7.00%, 10/15/17	39,622
420		7.50%, 8/15/21-12/15/23	437,793
220		8.00%, 10/15/22-2/15/29	235,617
20		9.00%, 6/15/18-9/15/21	22,341
		Total Mortgage Pass-Through Securities	249,559,281
		Federal Housing Administration Securities—1.8%
		General Motors Acceptance Corp. Projects,
290	[3]	Ser. 51, 7.43%, 2/01/23	291,453
362		Ser. 56, 7.43%, 11/01/22	363,247
50	[4]	Merrill Projects, Ser. 54, 7.43%, 5/15/23	50,148
772		Reilly Project, Ser. 41, 8.28%, 3/01/20	773,272
		USGI Projects,
89		Ser. 87, 7.43%, 12/01/22	89,010
333		Ser. 99, 7.43%, 10/01/23	334,285
5,507		Ser. 6094, 7.43%, 6/01/21	5,527,535
		Total Federal Housing Administration Securities	7,428,950
		Agency Multiple Class Mortgage Pass-Through Securities—27.5%
		Federal Home Loan Mortgage Corp.,
4,304	[1]	Ser. 11, Class A9, 2.276%, 1/25/28	3,742,445
192		Ser. 19, Class F, 8.50%, 3/15/20	191,638
778		Ser. 40, Class K, 6.50%, 8/17/24	797,210
—	[1]	Ser. 192, Class U, 1009.033%, 2/15/22	8
—		Ser. 1057, Class J, 10.08%, 3/15/21	1,623
2,291		Ser. 1598, Class J, 6.50%, 10/15/08	2,285,155
390		Ser. 1961, Class H, 6.50%, 5/15/12	392,633
9,305		Ser. 2218, Class Z, 8.50%, 3/15/30	9,974,709
13,562		Ser. 2461, Class Z, 6.50%, 6/15/32	13,952,196
10,200		Ser. 2542, Class UC, 6.00%, 12/15/22	10,401,499
2,475		Ser. 2562, Class PG, 5.00%, 1/15/18	2,418,904
928		Ser. 2564, Class NC, 5.00%, 2/15/33	897,359
2,050		Ser. 2750, Class TC, 5.25%, 2/15/34	1,993,654
11,574		Ser. 2758, Class KV, 5.50%, 5/15/23	11,432,517
1,573		Ser. 2765, Class UA, 4.00%, 3/15/11	1,504,396
3,257		Ser. 2806, Class VC, 6.00%, 12/15/19	3,312,200
2,369		Ser. 2927, Class BZ, 5.50%, 2/15/35	2,151,227
4,419		Ser. 3061, Class BD, 7.50%, 11/15/35	4,542,518
		Federal National Mortgage Assoc.,
1,229	[1]	Ser. 2, Class KP, 1.133%, 2/25/35	1,195,313
4,486		Ser. 28, Class PB, 6.00%, 8/25/28	4,500,620
2,211		Ser. 29, Class HC, 7.50%, 7/25/30	2,336,680
2,337		Ser. 31, Class ZG, 7.50%, 5/25/34	2,728,973
7,326		Ser. 32, Class VT, 6.00%, 9/25/15	7,427,776
1		Ser. 33, Class PV, 1,078.42%, 10/25/21	19,441
57	[1]	Ser. 38, Class F, 8.325%, 4/25/21	58,974
2,544		Ser. 38, Class Z, 5.00%, 5/25/36	2,523,004
2,766		Ser. 68, Class PC, 5.50%, 7/25/35	2,774,396
12,264		Ser. 135, Class PB, 6.00%, 1/25/34	12,099,201
		Government National Mortgage Assoc.,
1,098		Ser. 5, Class Z, 7.00%, 5/16/26	1,140,542
1,832		Ser. 33, Class PB, 6.50%, 7/20/31	1,867,512
4,190		Ser. 89, Class PE, 6.00%, 10/20/34	4,254,938
		Total Agency Multiple Class Mortgage Pass-Through Securities	112,919,261
		Non-Agency Multiple Class Mortgage Pass-Through Securities—9.6%
6,251		CWALT, Inc., Ser. 28CB, Class 1A5, 5.50%, 8/25/35	6,233,267
6,557		JPMorgan Mortgage Trust, Ser. S1, Class 2A1, 8.00%, 1/25/35	6,885,295
1,643		MASTR Alternative Loan Trust, Ser. 7, Class 4A3, 8.00%, 11/25/18	1,731,229
7,709		MASTR Asset Securitization Trust, Ser. 12, Class 3A5, 5.25%, 10/25/14	7,556,788
5,926	[1]	Residential Asset Securitization Trust, Ser. A8, Class A2, 5.67%, 10/25/18	5,911,571
10,237		Residential Funding Securities Corp., Ser. RM2, Class AI5, 8.50%, 5/25/33	10,968,014
17	[1,5]	Summit Mortgage Trust, Ser. 1, Class B1, 6.604%, 12/28/12	17,417
		Total Non-Agency Multiple Class Mortgage Pass-Through Securities	39,303,581
		Inverse Floating Rate Mortgage Securities—3.8%
		Federal Home Loan Mortgage Corp.,
15	[1]	Ser. 1043, Class H, 20.813%, 2/15/21	14,758
—	[1]	Ser. 1148, Class E, 563.074%, 10/15/21	565
32	[1]	Ser. 1160, Class F, 17.319%, 10/15/21	32,315
127	[1,6]	Ser. 1616, Class SB, 8.50%, 11/15/08	125,971
319	[1]	Ser. 1688, Class S, 8.777%, 12/15/13	318,146
4,397	[1]	Ser. 2769, Class SQ, Zero Coupon, 2/15/34	2,369,637
2,179	[1]	Ser. 2840, Class SK, 0.66%, 8/15/34	1,350,949
2,666	[1]	Ser. 3167, Class SX, 5.58%, 6/15/36	2,538,659
		Federal National Mortgage Assoc.,
—	[1]	Ser. 7, Class S, 541.833%, 3/25/21	6,547
1	[1]	Ser. 10, Class S, 524.318%, 5/25/21	19,421
1	[1]	Ser. 12, Class S, 553.577%, 5/25/21	16,389
1	[1]	Ser. 17, Class S, 531.967%, 6/25/21	9,916
57	[1]	Ser. 38, Class SA, 10.186%, 4/25/21	60,244
—	[1]	Ser. 46, Class S, 1295.281%, 5/25/21	7,568
—	[1]	Ser. 49, Class S, 479.05%, 12/25/21	3,432
148	[1]	Ser. 72, Class S, 8.75%, 5/25/08	147,289
6,053	[1]	Ser. 73, Class DS, 3.718%, 8/25/35	5,538,112
128	[1]	Ser. 87, Class S, 12.522%, 8/25/21	150,999
47	[1]	Ser. 93, Class S, 8.50%, 5/25/08	46,049
20	[1]	Ser. 170, Class SC, 9.00%, 9/25/08	19,502
310	[1]	Ser. 196, Class SC, 7.653%, 10/25/08	305,407
144	[1]	Ser. 214, Class SH, 4.359%, 12/25/08	142,834
939	[1]	Ser. 247, Class SN, 10.00%, 12/25/23	1,026,466
		First Horizon Alternative Mortgage Securities,
75,184	[1]	Ser. FA7, Class 1A7, Zero Coupon, 10/25/35	237,935
185,684	[1]	Ser. FA9, Class A2, Zero Coupon, 12/25/35	646,142

BlackRock Income Trust Inc. (BKT) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Inverse Floating Rate Mortgage Securities — (cont'd)
$ 115	[1]	Kidder Peabody Acceptance Corp., Ser. 1, Class A6, 6.741%, 8/25/23	$114,936
148,945	[1]	Residential Accredit Loans, Inc., Ser. QS16, Class A2, Zero Coupon, 11/25/35	214,377
		Total Inverse Floating Rate Mortgage Securities	15,464,566
		Interest Only Asset-Backed Securities—0.4%
113,632	[1]	Banc of America Funding Corp., Ser. 2, Class 1A19, 0.08%, 3/25/37	635,781
471	[1,5]	Morgan Stanley Capital Trust I, Ser. HF1, Class X, 1.803%, 6/15/17	61
		Sterling COOFS Trust,
19,001	[1]	Ser. 1, 2.365%, 4/15/29	843,175
13,567	[1]	Ser. 2, 2.081%, 3/30/30	364,615
		Total Interest Only Asset-Backed Securities	1,843,632
		Interest Only Mortgage-Backed Securities—12.6%
1,293		ABN Amro Mortgage Corp., Ser. 4, Class A2, 5.50%, 3/25/33	37,206
233,165	[1]	Banc of America Mortgage Securities, Inc., Ser. 3, Class 1A, 0.285%, 5/25/18	2,236,001
146,349	[1]	CWALT, Inc., Ser. 79CB, Class A2, 5.50%, 1/25/36	509,060
41,359	[1]	Commercial Mortgage Acceptance Corp., Ser. ML1, 0.731%, 11/15/17	719,424
5,857	[1,5]	Credit Suisse First Boston Mortgage Securities Corp., Ser. C1, Class AX, 1.478%, 6/20/29	328,765
		Federal Home Loan Mortgage Corp.,
2,831	[1]	Ser. 60, Class HS, 0.625%, 4/25/24	14,689
—		Ser. 176, Class M, 1,010.00%, 7/15/21	72
—		Ser. 200, Class R, 93,495.97%, 12/15/22	350
1,791		Ser. 204, Class IO, 6.00%, 5/01/29	440,598
—	[1]	Ser. 1054, Class I, 413.56%, 3/15/21	213
—		Ser. 1056, Class KD, 1,084.50%, 3/15/21	1,247
—		Ser. 1179, Class O, 1,009.389%, 11/15/21	92
194		Ser. 1706, Class IA, 7.00%, 10/15/23	9,048
69		Ser. 1720, Class PK, 7.50%, 1/15/24	4,553
3,032		Ser. 1914, Class PC, 0.75%, 12/15/11	32,310
765	[1]	Ser. 2296, Class SA, 2.43%, 3/15/16	40,255
394	[1]	Ser. 2444, Class ST, 2.65%, 9/15/29	12,969
40		Ser. 2513, Class BI, 5.50%, 12/15/15	101
1,478		Ser. 2542, Class MX, 5.50%, 5/15/22	246,091
2,713		Ser. 2545, Class NI, 5.50%, 3/15/22	366,928
508	[1]	Ser. 2559, Class IO, 0.50%, 8/15/30	7,749
4,389		Ser. 2561, Class EW, 5.00%, 9/15/16	394,360
10,897		Ser. 2611, Class QI, 5.50%, 9/15/32	1,986,608
1,901		Ser. 2633, Class PI, 4.50%, 3/15/12	18,428
16,307	[1]	Ser. 2647, Class IV, 0.45%, 7/15/33	1,029,359
3,356		Ser. 2653, Class MI, 5.00%, 4/15/26	343,969
4,620		Ser. 2658, Class PI, 4.50%, 6/15/13	129,974
3,508		Ser. 2672, Class TQ, 5.00%, 3/15/23	91,815
3,633		Ser. 2687, Class IL, 5.00%, 9/15/18	393,793
2,965		Ser. 2687, Class IQ, 5.50%, 9/15/22	26,016
3,949		Ser. 2693, Class IB, 4.50%, 6/15/13	110,654
2,595		Ser. 2694, Class LI, 4.50%, 7/15/19	194,026
4,872		Ser. 2773, Class OX, 5.00%, 2/15/18	582,272
16,691	[1]	Ser. 2780, Class SM, 0.68%, 4/15/34	182,772
6,727		Ser. 2825, Class NI, 5.50%, 3/15/30	1,602,356
10,702	[1]	Ser. 2827, Class SR, 0.68%, 1/15/22	197,963
17,582	[1]	Ser. 2865, Class SR, 0.405%, 10/15/33	664,613
11,907	[1]	Ser. 2865, Class SV, 0.584%, 10/15/33	887,274
1,823		Ser. 2949, Class IO, 5.50%, 3/15/35	316,457
34,259	[1]	Ser. 2990, Class WR, 1.306%, 6/15/35	1,533,000
97,890	[1]	Ser. 3122, Class IS, 1.38%, 3/15/36	4,918,011
93,037	[1]	Ser. 3225, Class EY, 0.97%, 10/15/36	3,799,186
3,658		Ser. 3299, Class TI, 5.00%, 4/15/37	745,244
		Federal National Mortgage Assoc.,
211		Ser. 5, Class H, 9.00%, 1/25/22	44,165
11		Ser. 7, Class 2, 8.50%, 4/01/17	2,222
4,195		Ser. 9, Class BI, 5.50%, 10/25/22	622,348
1		Ser. 12, Class C, 1,016.897%, 2/25/22	14,915
4,127		Ser. 13, Class IG, 5.00%, 10/25/22	130,030
978		Ser. 16, Class PI, 5.00%, 11/25/12	2,459
935	[1]	Ser. 33, Class SG, 2.756%, 3/25/09	17,693
51,767	[1]	Ser. 36, Class SP, 1.38%, 5/25/36	2,840,125
—		Ser. 38, Class N, 1,008.50%, 4/25/21	530
837		Ser. 43, Class LC, 6.00%, 3/25/34	331,152
—		Ser. 50, Class G, 1,158.628%, 12/25/21	9,149
717	[1]	Ser. 50, Class SI, 1.20%, 4/25/23	18,280
3,754		Ser. 51, Class IE, 5.50%, 4/25/26	108,082
5,687		Ser. 55, Class GI, 5.00%, 7/25/19	512,521
12,712	[1]	Ser. 55, Class SB, 0.83%, 7/25/35	415,264
3,842	[1]	Ser. 59, Class S, 5.017%, 10/25/22	588,844
610	[1]	Ser. 60, Class SB, 1.60%, 10/25/22	29,585
227		Ser. 62, Class IC, 5.50%, 7/25/15	3,891
5,737		Ser. 66, Class CI, 5.00%, 7/25/33	1,370,705
2,097	[1]	Ser. 68, Class SC, 2.756%, 1/25/24	90,741
14,270	[1]	Ser. 73, Class ST, 0.81%, 8/25/35	439,460
4,949		Ser. 88, Class TI, 4.50%, 11/25/13	156,275
22		Ser. 89, Class 2, 8.00%, 6/01/18	4,739
31,247	[1]	Ser. 90, Class JH, 1.38%, 11/25/34	1,363,005
13,649		Ser. 90, Class M, 6.00%, 1/25/28	2,731,627
7		Ser. 94, Class 2, 9.50%, 8/01/21	1,589
—		Ser. 99, Class L, 9.30%, 8/25/21	6,287
3,741		Ser. 122, Class IC, 5.00%, 9/25/18	422,303
—		Ser. 123, Class M, 1,009.50%, 10/25/20	1,137
26	[1]	Ser. 136, Class S, 14.746%, 11/25/20	32,837
—		Ser. 139, Class PT, 648.35%, 10/25/21	7,480
2,253	[1]	Ser. 199, Class SB, 2.156%, 10/25/23	111,129
654		Ser. W4, Class IO, 6.50%, 12/25/28	153,965
92		First Boston Mortgage Securities Corp., Ser. C, Class I, 10.965%, 4/25/17	26,575
45,057	[1]	First Horizon Alternative Mortgage Securities, Ser. FA2, Class 1A4, 0.18%, 5/25/36	467,911
9,015	[1]	General Motors Acceptance Corp., Commercial Mortgage Securities, Inc., Ser. C1, Class X, 1.322%, 7/15/27	356,673
8,400	[1,5]	Goldman Sachs Mortgage Securities Corp., Ser. 5, 0.977%, 2/19/25	175,709
		Government National Mortgage Assoc.,
17,433	[1]	Ser. 18, Class SL, 0.88%, 2/20/35	410,596
1,769		Ser. 39, Class ID, 5.00%, 5/20/33	471,452
2,068		Ser. 58, Class IT, 5.50%, 7/20/33	318,685
3,213		Ser. 75, Class IJ, 5.50%, 7/20/25	40,442
17,455	[1]	Ser. 89, Classl SA, 0.58%, 10/16/33	467,747
157,532		Indymac Index Mortgage Loan Trust, Ser. AR33, Class 4AX, 0.165%, 1/25/37	740,603
59		Kidder Peabody Acceptance Corp., Ser. B, Class A2, 9.50%, 4/22/18	13,744
25,566		MASTR Adjustable Rate Mortgages Trust, Ser. 3, Class 3AX, 0.977%, 4/25/34	406,540
1,390		MASTR Alternative Loan Trust, Ser. 9, Class 15X2, 6.00%, 1/25/19	251,720
1,682		Morgan Stanley Capital Trust I, Ser. 3, Class 1AX, 5.00%, 5/25/19	251,021
72,917	[1]	Sequoia Mortgage Trust, Ser. 2, Class XA, 1.001%, 3/20/35	1,458,347
7,348	[3]	Small Business Administration, Ser. 1, 1.381%, 4/01/15	73,480

BlackRock Income Trust Inc. (BKT) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Interest Only Mortgage-Backed Securities— (cont'd)
		Structured Adjustable Rate Mortgage Loan Trust,
$ 15,184	[1]	Ser. 2, Class 4AX, 5.50%, 3/25/36	$1,664,871
45,748	[1]	Ser. 7, Class 3AS, 2.402%, 8/25/36	4,467,085
5,254	[1]	Ser. 18, Class 7AX, 5.50%, 9/25/35	787,909
4,242		Ser. 20, Class 3AX, 5.50%, 10/25/35	793,561
89,644	[1]	Vendee Mortgage Trust, Ser. 2, Class 1, 0.053%, 5/15/29	226,136
		Total Interest Only Mortgage-Backed Securities	51,611,211
		Principal Only Mortgage-Backed Securities—5.1%
		Countrywide Home Loans, Inc.,
5,522	[7]	Ser. 26, 4.944%, 8/25/33	4,260,758
1,055	[7]	Ser. J4, 5.142%, 6/25/33	798,104
1,471	[7]	Ser. J5, 4.911%, 7/25/33	1,193,725
1,169	[7]	Ser. J8, 4.787%, 9/25/23	908,356
		Drexel Burnham Lambert, Inc.,
23	[7]	Ser. K, Class 1, 11.50%, 9/23/17	22,951
285	[7]	Ser. V, Class 1, 11.50%, 9/01/18	250,101
		Federal Home Loan Mortgage Corp.,
246	[7]	Ser. 8, Class A10, 6.737%, 11/15/28	214,300
159	[7]	Ser. 1418, Class M, 7.50%, 11/15/22	145,931
577	[7]	Ser. 1571, Class G, 7.50%, 8/15/23	513,865
2,118	[7]	Ser. 1691, Class B, 7.50%, 3/15/24	1,836,490
194	[7]	Ser. 1739, Class B, 7.50%, 2/15/24	176,485
		Federal National Mortgage Assoc.,
310	[7]	Ser. 2, Class KB, 8.00%, 1/25/23	252,226
44	[7]	Ser. 7, Class J, 10.00%, 2/25/21	36,839
943	[7]	Ser. 13, Class PR, 6.50%, 3/25/32	739,147
151	[7]	Ser. 51, Class E, 8.00%, 2/25/23	127,303
25	[7]	Ser. 70, Class A, 7.00%, 5/25/23	20,914
54	[7]	Ser. 167, Class D, 8.50%, 10/25/17	50,615
46	[7]	Ser. 203, Class 1, 8.00%, 2/01/23	36,739
31	[7]	Ser. 228, Class 1, 7.00%, 5/01/23	24,504
1,976	[7]	Ser. 249, Class B, 7.50%, 11/25/23	1,627,533
244	[7]	Ser. 273, Class 1, 7.00%, 7/01/26	189,848
4,579	[7]	Ser. 328, Class 1, 6.00%, 11/01/32	3,381,440
3,695	[7]	Ser. 338, Class 1, 5.50%, 6/01/33	2,619,629
344	[7]	Ser. W4, Class PO, 5.985%, 2/25/29	259,923
314	[7]	MASTR Asset Securitization Trust, Ser. 3, Class 4A15, 5.634%, 3/25/34	161,315
983	[7]	Residential Asset Securitization Trust, Ser. A15, Class 1A8, 5.713%, 2/25/36	499,150
12[3,7]		Structured Mortgage Asset Residential Trust, Ser. 3C, Class CX, 7.031%, 4/25/24	11,275
976	[7]	Washington Mutual, Ser. 9, Class CP, 5.112%, 11/25/35	764,360
		Total Principal Only Mortgage-Backed Securities	21,123,826
		Collateralized Mortgage Obligation Residual Securities—0.0%
		Collateralized Mortgage Obligation Trust,
—		Ser. 40, Class R, 580.50%, 4/01/18	309
—		Ser. 42, Class R, 6,000.00%, 10/01/14	3,875
		Federal Home Loan Mortgage Corp.,
—		Ser. 19, Class R, 14.13%, 3/15/20	3,161
—		Ser. 75, Class R, 9.50%, 1/15/21	5
—		Ser. 75, Class RS, 17.484%, 1/15/21	5
—		Ser. 173, Class R, 9.00%, 11/15/21	23
—		Ser. 173, Class RS, 9.119%, 11/15/21	24
13		Painewebber CMO Trust, Ser. 88 M, Class 6, 13.80%, 9/01/18	—
		Total Collateralized Mortgage Obligation Residual Securities	7,402
		U.S. Government and Agency Securities—15.2%
		Overseas Private Investment Corp.,
318		4.09%, 5/29/12	296,313
890	[1]	4.30%, 5/29/12	856,655
668		4.64%, 5/29/12	651,367
377		4.68%, 5/29/12	353,001
2,858		4.87%, 5/29/12	2,814,630
3,554	[1]	5.40%, 5/29/12	3,701,753
13,000		Resolution Funding Corp., Ser. B, Zero Coupon, 4/15/30	4,119,947
		Small Business Administration,
688		Ser. 20C-1, 7.15%, 3/01/17	708,846
616		Ser. 20E-1, 7.60%, 5/01/16	637,260
816		Ser. 20F-1, 7.55%, 6/01/16	843,944
560		Ser. 20G-1, 7.70%, 7/01/16	580,617
1,010		Ser. 20H-1, 7.25%, 8/01/16	1,040,491
1,492		Ser. 20K-1, 6.95%, 11/01/16	1,532,792
19,400	[6]	U.S. Treasury Notes, 4.00%, 8/31/07	19,381,803
60,000	[6]	U.S. Treasury Strip, Zero Coupon, 11/15/24	25,035,480
		Total U.S. Government and Agency Securities	62,554,899
		Corporate Bond—0.6%
2,654	[3]	Structured Asset Receivable Trust, 1.649%, 1/21/10	2,652,084
		Commercial Mortgage-Backed Securities—1.5%
2,420	[1]	Credit Suisse Mortgage Capital Certificates, Ser. C2, Class A3, 5.542%, 1/15/49	2,340,029
3,500		First Union Commercial Mortgage Securities, Inc., Ser. C2, Class D, 7.12%, 11/18/29	3,708,235
		Total Commercial Mortgage-Backed Securities	6,048,264
		Total Long-Term Investments
		(cost $590,294,797)	570,516,957
		SHORT-TERM INVESTMENTS—6.0%
		U.S. Government and Agency Discount Notes—6.0%
		Federal Home Loan Bank Disc. Notes,
8,200	[8]	5.12%, 8/14/07	8,184,839
16,500	[8]	5.156%, 8/22/07	16,450,576
		Total Short-Term Investments (cost $24,635,415)	24,635,415
Contracts/
Notional
Amount
(000)
		OUTSTANDING OPTIONS PURCHASED—2.3%
		Interest Rate Swaps,
7,300		Trust pays 3-month LIBOR, Trust receives 5.39%, expires 3/19/12	240,097
31,965		Trust pays 3-month LIBOR, Trust receives 5.495%, expires 5/08/12	1,129,963
5,500		Trust pays 3-month LIBOR, Trust receives 5.52%, expires 9/21/36	284,405
31,965		Trust pays 3-month LIBOR, Trust receives 5.725%, expires 5/24/12	1,628,936
8,640		Trust pays 3-month LIBOR, Trust receives 6.025%, expires 12/12/12	426,125
8,640		Trust pays 3-month LIBOR, Trust receives 6.025%, expires 6/08/12	362,880
7,300		Trust pays 5.39%, Trust receives 3-month LIBOR, expires 3/19/12	454,425
24,800		Trust pays 5.47%, Trust receives 3-month LIBOR, expires 5/08/12	1,171,304
31,965		Trust pays 5.495%, Trust receives 3-month LIBOR, expires 5/08/12	1,878,263
5,500		Trust pays 5.52%, Trust receives 3-month LIBOR, expires 9/21/36	435,474
31,965		Trust pays 5.725%, Trust receives 3-month LIBOR, expires 5/24/12	1,306,729

BlackRock Income Trust Inc. (BKT) (continued)
(Percentages shown are based on Net Assets)

Contracts/
Notional
Amount
(000)	Description	Value
	OUTSTANDING OPTIONS PURCHASED—(cont’d)
9,100	Trust pays 5.90%, Trust receives 3-month LIBOR, expires 8/31/07	$6,643
342	U.S. Treasury Notes Futures, expiring 8/24/07	37,406
	Total Outstanding Options Purchased
	(cost $8,102,642)	9,362,650
	Total Investments before borrowed bonds, TBA sale commitments and outstanding options written (cost $623,032,8549)	604,515,022
Principal
Amount
(000)
	BORROWED BOND—8.5%
$ 34,721 [10]	U.S. Treasury Notes, 5.10%, 5/31/12 (cost $34,720,656)	34,720,656
	INVESTMENT SOLD SHORT—(8.4)%
(34,505)	U.S. Treasury Notes, 4.75%, 5/31/12 (proceeds $34,289,344)	(34,704,482)
	TBA SALE COMMITMENT—(40.6)%
	Federal National Mortgage Assoc.,
(41,600)	5.00%, 8/14/37	(39,012,981)
(120,000)	5.50%, 8/14/37	(115,875,000)
(12,000)	6.00%, 8/14/37	(11,889,374)
	Total TBA Sale Commitments (proceeds $154,181,750)	(166,777,355)
Contracts/ Notional
Amount
(000)
	OUTSTANDING OPTIONS WRITTEN—(2.6)%
(28)	Eurodollar Future, expiring 12/17/07	(24,887)
(38)	Eurodollar Future, expiring 3/17/08	(39,750)
(40)	Eurodollar Future, expiring 9/17/07	(29,000)
	Interest Rate Swaps,
(5,700)	Trust pays 3-month LIBOR, Trust receives 5.135%, expires 4/21/08	(232,047)
(7,300)	Trust pays 3-month LIBOR, Trust receives 5.148%, expires 3/19/08	(294,482)
(19,500)	Trust pays 3-month LIBOR, Trust receives 5.448%, expires 5/07/10	(1,820,715)
(5,400)	Trust pays 3-month LIBOR, Trust receives 5.485%, expires 10/28/19	(241,704)
(12,400)	Trust pays 3-month LIBOR, Trust receives 5.67%, expires 1/04/10	(494,177)
(19,495)	Trust pays 3-month LIBOR, Trust receives 5.685%, expires 5/24/10	(1,490,393)
(63,930)	Trust pays 3-month LIBOR, Trust receives 5.88%, expires 6/23/08	(2,391,621)
(7,300)	Trust pays 5.115%, Trust receives 3-month LIBOR, expires 3/19/08	(63,364)
(5,700)	Trust pays 5.135%, Trust receives 3-month LIBOR, expires 4/21/08	(55,951)
(19,500)	Trust pays 5.448%, Trust receives 3-month LIBOR, expires 5/07/10	(928,980)
(5,400)	Trust pays 5.485%, Trust receives 3-month LIBOR, expires 10/28/19	(156,870)
(12,400)	Trust pays 5.67%, Trust receives 3-month LIBOR, expires 1/04/10	(434,174)
(19,495)	Trust pays 5.685%, Trust receives 3-month LIBOR, expires 5/24/10	(1,164,241)
(63,930)	Trust pays 5.88%, Trust receives 3-month LIBOR, expires 6/23/08	(935,296)

Contracts
(342)	U.S. Treasury Notes Future, expiring 8/24/07	$(5,344)
	Total Outstanding Options Written
	(premium received $9,919,772)	(10,802,996)
	Total Investments net of borrowed bonds, TBA sale commitments and outstanding options written—103.9%	$426,950,845
	Liabilities in excess of other assets—(3.9)%	(16,060,959)
Net Assets—100%		$410,889,886

1	Variable rate security. Rate shown is interest rate as of July 31, 2007.

2	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.

3	Illiquid security. As of July 31, 2007, the Trust held 0.7% of its net assets, with a current market value of $3,028,292, in these securities.

4	Represents an investment in an affiliate.

5	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2007, the Trust held 0.1% of its net assets, with a current market value of $521,952, in securities restricted as to resale.

6	Security, or a portion thereof, pledged as collateral with a value of $7,781,185 on 270 long U.S. Treasury Note futures contracts expiring September 2007, 953 short Eurodollar futures contracts expiring September 2007 to September 2009, 482 short U.S. Treasury Bond futures contracts expiring September 2007 and 1,942 short U.S. Treasury Note futures contracts expiring September 2007. The notional value of such contracts on July 31, 2007 was $648,486,219, with an unrealized loss of $2,540,564.

7	Rate shown is effective yield of the underlying collateral as of July 31, 2007.

8	Rate shown is the yield to maturity as of the date of purchase.

9	Cost for federal income tax purposes is $623,709,384. The net unrealized depreciation on a tax basis is $19,194,362, consisting of $17,085,635 gross unrealized appreciation and $36,279,997 gross unrealized depreciation.

10	The interest rate and maturity date shown represent the terms of the borrowed transaction, not the security borrowed.

KEY TO ABBREVIATIONS
COOFS —	Certificates and Confirmations of Originator Fees
LIBOR —	London Interbank Offered Rate
MASTR —	Mortgage Asset Securitization Transactions
TBA —	To Be Announced

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Trust, Inc.

	By:	/s/ Donald C. Burke,
Donald C. Burke,
Treasurer of
BlackRock Income Trust, Inc.

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Kapito,
Robert S. Kapito,
President (principal executive officer) of
BlackRock Income Trust, Inc.

Date: September 20, 2007

	By:	/s/ Donald C. Burke,
Donald C. Burke,
Treasurer (principal financial officer) of
BlackRock Income Trust, Inc.

Date: September 20, 2007